Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TETON WESTWOOD FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 27, 2017
TETON Convertible Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TETON CONVERTIBLE SECURITIES FUND (the “Convertible Securities Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Convertible Securities Fund seeks to provide a high level of current income as well as long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Convertible Securities Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Convertible Securities Fund. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in the Convertible Securities Fund’s Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled, “Classes of Shares” of the Convertible Securities Fund’s statutory prospectus and in the section entitled, “Purchase and Redemption of Shares” of the Convertible Securities Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Convertible Securities Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Convertible Securities Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Convertible Securities Fund’s performance. During the most recent fiscal year, the Convertible Securities Fund’s portfolio turnover rate was 20% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in the Convertible Securities Fund’s Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled, “Classes of Shares” of the Convertible Securities Fund’s statutory prospectus and in the section entitled, “Purchase and Redemption of Shares” of the Convertible Securities Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Convertible Securities Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Convertible Securities Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Convertible Securities Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares of the Convertible Securities Fund:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Convertible Securities Fund invests, under normal circumstances, at least 80% of its net assets in convertible securities, and in derivatives and other instruments that have economic characteristics similar to such securities. The Convertible Securities Fund may invest in securities of any market capitalization or credit quality, and may from time to time invest a significant amount of its assets in securities of smaller companies.

The Convertible Securities Fund may invest up to 20% of its net assets in common stocks, non-convertible preferred stocks, and non-convertible fixed income securities.

The Convertible Securities Fund may also invest in non-convertible debt securities rated below investment grade (rated Ba or below by Moody’s, or BB or below by S&P or Fitch, or if unrated, determined by the Adviser to be of comparable quality), within the above 20% limitation. The Convertible Securities Fund may also invest in securities issued by the U.S. government and its agencies and instrumentalities.

The Convertible Securities Fund may invest in illiquid or thinly traded securities, subject to any limitations described in the prospectus and/or Statement of Additional Information. The Convertible Securities Fund may also invest in securities that are eligible for resale under Rule 144A of the Securities Act of 1933, as amended.

The Convertible Securities Fund may invest up to 20% of its net assets in foreign securities, including securities of issuers located in emerging markets countries (i.e., those that are in the initial stages of their industrial cycles), non-U.S. dollar denominated securities, and depositary receipts. This percentage limitation, however, does not apply to securities of foreign companies that are listed in the United States on a national securities exchange.

By investing in convertible securities, the Convertible Securities Fund seeks the opportunity to participate in the capital appreciation of underlying stocks, while at the same time relying on the fixed income aspect of the convertible securities to provide current income and reduced price volatility, which can limit the risk of loss in a down equity market.

In buying and selling securities for the Convertible Securities Fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions. The portfolio managers may consider selling a particular security when the portfolio managers perceive a change in company fundamentals, a decline in relative attractiveness to other issues, and/or a decline in industry fundamentals, or if any of the original reasons for purchase have materially changed.

The portfolio managers evaluate each security’s investment characteristics as a fixed income instrument as well as its potential for capital appreciation. Under normal market conditions, the portfolio managers utilize this strategy to seek to capture approximately 60% to 80% of the upside performance of the underlying equities with 50% or less of the downside exposure.

The Convertible Securities Fund may utilize foreign currency exchange contracts, options, stock index futures contracts, warrants, and other derivative instruments. In response to adverse market, economic, political or other conditions, the Convertible Securities Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Convertible Securities Fund may not achieve its investment objective when it does so.

		While the Convertible Securities Fund does not concentrate in any one industry, from time to time, based on economic conditions, it may make significant investments in certain sectors.
Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may want to invest in the Fund if:
  you are a long term investor
  you seek a high level of current income as well as growth of capital
The Convertible Securities Fund’s share price will fluctuate with changes in the market value of the Convertible Securities Fund’s portfolio securities and changes in prevailing interest rates. Your investment in the Convertible Securities Fund is not guaranteed; you may lose money by investing in the Convertible Securities Fund. When you sell Convertible Securities Fund shares, they may be worth more or less than what you paid for them.

Investing in the Convertible Securities Fund involves the following risks:
  Convertible Securities Risk.    Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock.
  Credit Risk.    The Convertible Securities Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Convertible Securities Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Convertible Securities Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
  Equity Market Risk.    The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Convertible Securities Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Convertible Securities Fund’s securities goes down, your investment in the Convertible Securities Fund decreases in value.
  Foreign Securities Risk.    Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.
  High Yield Securities Risk.    The Convertible Securities Fund may invest in higher yielding, lower rated bonds, commonly called “junk bonds”. Bonds that are rated Ba or below by Moody’s, or BB or below by S&P or Fitch, or if unrated, determined by the Adviser to be of comparable quality, are generally considered to be high yield bonds. These high yield bonds are subject to greater risks than lower yielding, higher rated debt securities. As a result, the Convertible Securities Fund may experience losses associated with its holdings of high yield securities.
  Interest Rate Risk.    The Convertible Securities Fund’s investments in fixed income securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Convertible Securities Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given the historically low interest rate environment, risks associated with rising rates are heightened.
  Management Risk.    If the portfolio manager is incorrect in her assessment of the growth prospects of the securities the Convertible Securities Fund holds, then the value of the Convertible Securities Fund’s shares may decline.
  Small-Cap Company Risk. Although small-cap companies may offer greater potential for capital appreciation than larger companies, investing in securities of small-cap companies may involve greater risks than investing in larger, more established issuers. Small-cap companies generally have limited product lines, markets, and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, small-cap company stock prices tend to rise and fall in value more than other stocks.

Risk Lose Money [Text]	rr_RiskLoseMoney	Your investment in the Convertible Securities Fund is not guaranteed; you may lose money by investing in the Convertible Securities Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Convertible Securities Fund by showing changes in the Convertible Securities Fund’s performance from year to year, and by showing how the Convertible Securities Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index and another relevant index. As with all mutual funds, the Convertible Securities Fund’s past performance (before and after taxes) does not predict how the Convertible Securities Fund will perform in the future. Updated information on the Convertible Securities Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Convertible Securities Fund by showing changes in the Convertible Securities Fund’s performance from year to year, and by showing how the Convertible Securities Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index and another relevant index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Convertible Securities Fund’s past performance (before and after taxes) does not predict how the Convertible Securities Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	TETON CONVERTIBLE SECURITIES FUND (Total returns for Class AAA Shares for the Years Ended December 31)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the calendar years shown in the bar chart, the highest return for a quarter was 14.90% (quarter ended June 30, 2009) and the lowest return for a quarter was (18.33)% (quarter ended December 31, 2008).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the years ended December 31, 2016, with maximum sales charge, if applicable)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Convertible Securities Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, including “Roth” IRAs and SEP IRAs (collectively “IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Convertible Securities Fund shares to offset other taxable gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The returns shown for Class I shares prior to its actual inception date are those of the Class A shares of the Convertible Securities Fund. All classes of the Convertible Securities Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

		After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Convertible Securities Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Convertible Securities Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, including “Roth” IRAs and SEP IRAs (collectively “IRAs”).
TETON Convertible Securities Fund | Class AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.74%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.59%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%	[1]
1 Year	rr_ExpenseExampleYear01	$ 117
3 Years	rr_ExpenseExampleYear03	699
5 Years	rr_ExpenseExampleYear05	1,308
10 Years	rr_ExpenseExampleYear10	2,954
1 Year	rr_ExpenseExampleNoRedemptionYear01	117
3 Years	rr_ExpenseExampleNoRedemptionYear03	699
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,308
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,954
2007	rr_AnnualReturn2007	(2.17%)
2008	rr_AnnualReturn2008	(28.77%)
2009	rr_AnnualReturn2009	17.89%
2010	rr_AnnualReturn2010	13.17%
2011	rr_AnnualReturn2011	2.57%
2012	rr_AnnualReturn2012	9.23%
2013	rr_AnnualReturn2013	27.32%
2014	rr_AnnualReturn2014	6.46%
2015	rr_AnnualReturn2015	(6.42%)
2016	rr_AnnualReturn2016	6.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.33%)
Past One Year	rr_AverageAnnualReturnYear01	6.32%
Past Five Years	rr_AverageAnnualReturnYear05	8.06%
Past Ten Years	rr_AverageAnnualReturnYear10	3.46%
TETON Convertible Securities Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.99%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.59%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.40%	[1]
1 Year	rr_ExpenseExampleYear01	$ 537
3 Years	rr_ExpenseExampleYear03	1,144
5 Years	rr_ExpenseExampleYear05	1,775
10 Years	rr_ExpenseExampleYear10	3,468
1 Year	rr_ExpenseExampleNoRedemptionYear01	537
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,144
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,775
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,468
Past One Year	rr_AverageAnnualReturnYear01	1.69%
Past Five Years	rr_AverageAnnualReturnYear05	6.92%
Past Ten Years	rr_AverageAnnualReturnYear10	2.78%
TETON Convertible Securities Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.49%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.59%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.90%	[1]
1 Year	rr_ExpenseExampleYear01	$ 293
3 Years	rr_ExpenseExampleYear03	923
5 Years	rr_ExpenseExampleYear05	1,676
10 Years	rr_ExpenseExampleYear10	3,660
1 Year	rr_ExpenseExampleNoRedemptionYear01	193
3 Years	rr_ExpenseExampleNoRedemptionYear03	923
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,676
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,660
Past One Year	rr_AverageAnnualReturnYear01	4.41%
Past Five Years	rr_AverageAnnualReturnYear05	7.26%
Past Ten Years	rr_AverageAnnualReturnYear10	2.69%
TETON Convertible Securities Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.49%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.59%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[1]
1 Year	rr_ExpenseExampleYear01	$ 92
3 Years	rr_ExpenseExampleYear03	623
5 Years	rr_ExpenseExampleYear05	1,182
10 Years	rr_ExpenseExampleYear10	2,706
1 Year	rr_ExpenseExampleNoRedemptionYear01	92
3 Years	rr_ExpenseExampleNoRedemptionYear03	623
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,182
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,706
Past One Year	rr_AverageAnnualReturnYear01	6.52%
Past Five Years	rr_AverageAnnualReturnYear05	8.33%
Past Ten Years	rr_AverageAnnualReturnYear10	3.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 11, 2008
TETON Convertible Securities Fund | Return After Taxes on Distributions | Class AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	5.08%
Past Five Years	rr_AverageAnnualReturnYear05	7.64%
Past Ten Years	rr_AverageAnnualReturnYear10	2.88%
TETON Convertible Securities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	4.58%
Past Five Years	rr_AverageAnnualReturnYear05	6.35%
Past Ten Years	rr_AverageAnnualReturnYear10	2.62%
TETON Convertible Securities Fund | Bank of America Merrill Lynch U.S. Convertibles Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	10.43%	[2]
Past Five Years	rr_AverageAnnualReturnYear05	10.98%	[2]
Past Ten Years	rr_AverageAnnualReturnYear10	6.44%	[2]
TETON Convertible Securities Fund | Standard & Poor’s 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	11.96%	[2]
Past Five Years	rr_AverageAnnualReturnYear05	14.66%	[2]
Past Ten Years	rr_AverageAnnualReturnYear10	6.95%	[2]
TETON Convertible Securities Fund | Lipper Equity Income Funds Average (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	14.34%	[2]
Past Five Years	rr_AverageAnnualReturnYear05	12.44%	[2]
Past Ten Years	rr_AverageAnnualReturnYear10	5.66%	[2]

[1]	Teton Advisors, Inc. (the “Adviser”) has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Convertible Securities Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 1.15% for Class AAA shares, 1.40% for Class A shares, 1.90% for Class C shares, and 0.90% for Class I shares. Under this same arrangement, the Fund has also agreed, during the three year period following the year of any such waiver and/or reimbursement by the Adviser, to repay such amount, but only to the extent such adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 1.15%, 1.40%, 1.90%, and 0.90% for Class AAA, Class A, Class C, and Class I shares, respectively, after giving effect to the repayments. The fee waiver and/or expense reimbursement arrangement will continue until at least January 31, 2018 and may not be terminated by the Fund or the Adviser before such time. Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of January 31 of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.
[2]	Effective October 1, 2016, the Fund changed its name to Teton Convertible Securities Fund and as a result, the Fund's new index was selected as its use is more closely aligned with the Fund's investment process and style. The Adviser intends to remove the Lipper Equity Income Funds Average in the future.